As filed with the Securities and Exchange Commission on September 4, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21675

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Address of principal executive offices) (Zip code)

M. Brent Wertz
Wertz York Capital Management Group LLC
5502 N. Nebraska Avenue, Tampa, Florida, 33604
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2014

Date of reporting period:  6/30/2014

Item 1. Reports to Stockholders.

Semi-annual Report

June 30, 2014

Fund Adviser:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

Must be preceded or accompanied by a prospectus. Please read it carefully before investing.

THE CORE FUND
FUND PROFILE
JUNE 30, 2014 (Unaudited)

Asset Allocation (% of Net Assets)

Asset Allocation (% of Net Assets)

U.S. Government & Agency Obligations	60.63%
U.S. Treasury Obligations	20.87%
Purchased Options	0.05%
Money Market Funds	5.97%
Commercial Paper	9.12%
Certificates of Deposit	2.89%
Other Assets in Excess of Liabilities	0.47%
Total Net Assets	100.00%

THE CORE FUND
EXPENSE EXAMPLE
JUNE 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of January 1, 2014 through June 30, 2014.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period* January 1, 2014 Through June 30, 2014

Actual - Class I	$1,000.00	$996.60	$4.01
Hypothetical
(5% return before expenses)	1,000.00	1,020.78	4.06

Actual - Class Y	$1,000.00	$997.60	$2.97
Hypothetical
(5% return before expenses)	1,000.00	1,021.82	3.01

* Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class I and 0.60% for Class Y, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.34%) for Class I and (0.24)% for Class Y for the six-month period of January 1, 2014 to June 30, 2014.

THE CORE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014 (Unaudited)

	Principal Amount	Fair Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.63% FHLB - 3.18%
0.481%, 06/11/2015 (a)	$845,000	$848,470
0.500%, 04/03/2018	435,000	435,009
1.229%, 04/24/2024 (a)	650,000	650,432
		1,933,911
FHLMC - 19.27%
1.000%, 11/15/2016	218,000	218,220
1.000%, 09/27/2017	845,000	844,862
1.000%, 11/26/2018	634,000	635,304
5.680%, 02/03/2027	845,000	944,315
Pool E01489, 4.500%, 11/01/2018	114,98	121,989
Pool T6-9024, 4.500%, 06/01/2042	171,548	183,636
Pool N3-1477, 5.000%, 01/01/2038	107,961	118,451
Series 3255, 0.432%, 12/15/2036 (a)	314,177	313,663
Series 3134, 0.452%, 03/15/2036 (a)	343,772	343,109
Series 3070, 0.502%, 11/15/2035 (a)	604,576	605,615
Series 3117, 0.502%, 02/15/2036 (a)	395,849	395,899
Series 3960, 0.502%, 08/15/2040 (a)	456,566	456,453
Series 3877, 0.502%, 11/15/2040 (a)	633,644	633,882
Series 4294, 0.552%, 01/15/2044 (a)	539,173	539,939
Series 4057, 0.602%, 06/15/2042 (a)	636,200	634,379
Series 2413, 0.702%, 02/15/2032 (a)	363,164	367,771
Series 4302, 1.750%, 11/15/2029	427,104	430,201
Series 3726, 2.000%, 08/15/2020	623,686	633,826
Series 4050, 2.000%, 05/15/2041	295,370	282,223
Series 4088, 2.500%, 12/15/2040	744,950	718,485
Series 3726, 2.750%, 04/15/2025	333,781	342,548
Series 4001, 3.000%, 02/15/2027	381,514	396,021
Series 3766, 3.500%, 11/15/2024	609,078	649,022
Series 3789, 3.500%, 07/15/2028	308,641	320,090
Series 3499, 4.500%, 08/15/2036	79,303	82,733
Series 3828, 4.500%, 03/15/2041	352,298	367,237
Series 3349, 6.000%, 09/15/2036	130,786	140,551
		11,720,424
FNMA - 27.10%
0.600%, 11/14/2017	2,113,000	2,115,476
0.700%, 08/22/2017	254,000	254,210
0.700%, 01/30/2018	1,268,000	1,264,786
0.750%, 09/26/2017	423,000	423,524
1.000%, 09/27/2017	423,000	421,039
1.000%, 11/27/2017	845,000	846,198
1.000%, 08/21/2018	845,000	840,385
1.050%, 08/28/2017	1,268,000	1,266,321
3.090%, 09/01/2016	212,000	216,970
Pool AM0130, 1.270%, 09/01/2017	286,000	287,969
Pool 826046, 2.229%, 07/01/2035 (a)	141,198	150,703
Pool 802854, 2.323%, 12/01/2034 (a)	80,469	85,238
Pool AL1398, 2.384%, 01/01/2038 (a)	679,153	727,475
Pool 851297, 2.457%, 09/01/2035 (a)	107,606	113,756
Pool AQ6703, 2.500%, 11/01/2022	622,145	643,136
Pool AI5924, 4.500%, 07/01/2041	253,906	272,618
Pool AA3303, 5.500%, 06/01/2038	129,141	145,362
Series 2005-56, 0.442%, 07/25/2035 (a)	853,334	853,418
Series 2005-89, 0.452%, 10/25/2035 (a)	556,944	57,897
Series 2012-131, 0.502%, 09/25/2042 (a)	574,064	571,698

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Fair Value
FNMA - 27.10% (Continued)
Series 2011-66, 0.552%, 11/25/2039 (a)	$674,120	$765,194
Series 2013-91, 0.602%, 04/25/2039 (a)	793,440	795,411
Series 2013-6, 1.500%, 01/25/2043	350,865	329,972
Series 2012-145, 2.000%, 01/25/2033	380,521	364,772
Series 2011-33, 3.000%, 02/25/2038	268,088	278,431
Series 2011-49, 3.500%, 12/25/2028	460,135	483,099
Series 2010-149, 3.500%, 11/25/2040	534,806	559,649
Series 2010-19, 4.000%, 02/25/2039	233,671	243,885
Series 2010-15, 4.000%, 03/25/2039	170,245	176,122
Series 2003-74, 4.500%, 08/25/2018	332,063	349,391
Series 2004-28, 4.500%, 01/25/2034	159,979	171,401
		16,485,506
GNMA - 11.08%
Pool 82212, 2.000%, 11/20/2038 (a)	148,691	154,789
Pool 686743, 5.500%, 05/20/2038	168,239	188,673
Series 2013-99, 0.451%, 07/20/2043 (a)	662,982	660,244
Series 2012-13, 0.453%, 07/20/2038 (a)	327,683	329,006
Series 2010-125, 0.503%, 06/20/2040 (a)	677,397	678,357
Series 2007-51, 0.573%, 08/20/2037 (a)	212,000	212,554
Series 2013-188, 0.603%, 03/20/2043 (a)	410,861	411,767
Series 2010-55, 0.653%, 05/20/2040 (a)	492,303	493,049
Series 2010-112, 2.000%, 03/16/2035	500,262	506,412
Series 2010-50, 2.500%, 12/20/2038	599,033	614,683
Series 2010-113, 2.500%, 02/16/2040	250,515	254,978
Series 2011-52, 3.000%, 05/16/2039	229,332	235,733
Series 2011-75, 3.500%, 05/16/2041	219,859	229,900
Series 2009-74, 4.000%, 05/20/2039	176,752	186,213
Series 2009-104, 4.250%, 07/20/2036	99,258	102,944
Series 2008-6, 4.250%, 09/20/2037	123,068	128,373
Series 2010-14, 4.500%, 02/16/2040	217,272	234,934
Series 2010-61, 5.000%, 05/20/2021	728,386	782,201
Series 2003-97, 5.000%, 05/20/2033	308,124	332,110
		6,736,920
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $36,648,097)		36,876,761

U.S. TREASURY OBLIGATIONS - 20.87%
U.S. Treasury Note
1.625%, 3/31/2019	8,449,000	8,474,415
1.625%, 4/30/2019	2,113,000	2,117,209
1.500%, 5/31/2019	2,113,000	2,102,517
		12,694,141
Total U.S. Treasury Obligations (Cost $12,664,776)		12,694,141

PURCHASED OPTIONS - 0.05%		Fair
Put Options	Contracts	Value
U.S. Treasury 10-Year Note, Futures Contract
Expiration: July 2014, Exercise Price $124.50	50	14,844
U.S. Treasury 2-Year Note, Futures Contract
Expiration: November 2014, Exercise Price $109.50	50	18,750
		33,594
TOTAL PURCHASED OPTIONS (Cost $46,381)		33,594

The accompanying notes are an integral part of these financial statements.

	Principal Amount/Shares	Fair Value
MONEY MARKET FUNDS - 5.97% Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.04% (a)(b)	3,632,127	$3,632,127
TOTAL MONEY MARKET FUNDS (Cost $3,632,127)		3,632,127

COMMERCIAL PAPER - 9.12% Nabors Industries Ltd., 0.29% 07/08/2014 (c)	$2,113,000	2,112,881
Noble Corporation PLC, 0.28% 07/08/2014 (c)	2,375,000	2,374,870
Ryder System, Inc., 0.21% 07/02/2014 (c)	1,057,000	1,056,994
TOTAL COMMERCIAL PAPER (Cost $5,544,745)		5,544,745

CERTIFICATES OF DEPOSIT - 2.89%
Bank of Baroda, 2.15% 11/13/2018	250,000	251,635
BMW Bank North America, 0.75% 09/22/2014	250,000	250,296
CIT Bank, 2.15% 11/14/2018	250,000	252,146
Discover Bank, 1.65% 08/29/2017	250,000	253,030
Doral Bank, 0.50% 07/31/2014	250,000	250,000
FirstBank Puerto Rico, 0.80% 11/03/2014	250,000	250,446
State Bank of India/NY, 0.75% 01/26/2015	250,000	250,442
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,750,000)		1,757,995

Total Investments (Cost $60,286,126) - 99.53%		60,539,363
Other Assets in Excess of Liabilities - 0.47%		284,934
TOTAL NET ASSETS - 100.00%		$60,824,297

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effictive interest rate as of June 30, 2014.
(b)	The rate listed is the fund's 7-day yield as of June 30, 2014.
(c)	This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
SCHEDULE OF WRITTEN OPTIONS
JUNE 30, 2014 (Unaudited)

	Contracts	Fair Value
CALL OPTIONS - 0.03%
U.S. Treasury 10-Year Note, Futures Contract
Expiration: August 2014, Exercise Price: $125.50	50	$19,531
PUT OPTIONS - 0.03%
U.S. Treasury 10-Year Note, Futures Contract
Expiration: December 2014, Exercise Price: $120.50	50	17,188
TOTAL OPTIONS WRITTEN (Premiums received $47,369)		$36,719

Percentages are stated as a percent of net assets.

As of June 30, 2014, margin deposits of $302,593 have been pledged in connection with written options and open short futures contracts, a portion of which represents the collateral for written options contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
JUNE 30, 2014 (Unaudited)

Number		Unrealized Appreciation (Depreciation)
of Contracts

70	U.S. Treasury 10-Year Note Futures Contract
	Expiring September 2014 (Underlying Face Amount at Fair Value $8,762,031)	(9,012)

140	U.S. Treasury 5-Year Note Futures Contract
	Expiring September 2014 (Underlying Face Amount at Fair Value $16,724,531)	(15,992)

10	U.S. Treasury 2-Year Note Futures Contract
	Expiring September 2014 (Underlying Face Amount at Fair Value $2,195,938)	(3,776)
		$(28,780)

As of June 30, 2014, margin deposits of $302,593 have been pledged in connection with written options and open short futures contracts, a portion of which represents the required initial margin deposit on open short positions.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2014 (Unaudited)

Assets:
Investments, at fair value (cost: $60,286,126)	$60,539,363
Receivables:
Interest	128,545
Deposit at broker	302,593
Prepaid expenses	19,677
Total Assets	60,990,178

Liabilities:
Options written, at fair value (proceeds: $47,369)	36,719
Payable for variation margin on futures contracts	15,617
Advisory fees	41,351
Shareholder servicing fees payable	6,121
Trustee fees	1,167
Accrued expenses	64,906
Total Liabilities	165,881
$60,824,297
Net Assets

Net Assets consist of:
Paid-in capital	79,082,264
Accumulated undistributed net investment income	86,634
Net accumulated realized loss on investments	(18,579,708)
Net unrealized appreciation (depreciation) on:
Investments	253,237
Written options contracts	10,650
Futures contracts	(28,780)
Net Assets	$60,824,297

Class I
Net Assets	$246,032
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	27,388
Net Asset Value, offering and redemption price per share ($246,032/ 27,388 shares)	$8.98

Class Y
Net Assets	$60,578,265
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	6,724,523
Net Asset Value, offering and redemption price per share ($60,578,265 / 6,724,523 shares)(1)	$9.01

(1) A redemption fee of 1.00% is assessed against shares redeemed within 120 days of purchase.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (Unaudited)

Investment Income:
Interest	$1,061,317
Total Investment Income:	1,061,317

Expenses:
Investment advisory fees (See Note 5)	781,560
Service fees (See Note 5)
Class I	306
Class Y	195,084
Legal expenses	33,084
Compliance officer compensation fees	18,936
Insurance expenses	12,237
Audit expenses	8,802
Trustee expenses	6,818
Custody expenses	7,209
Other expenses	47,667
Total Expenses:	1,111,703

Expenses waived and reimbursed (See Note 5)
Class I	(766)
Class Y	(644,647)
Total Waivers:	(645,413)
Total Net Expenses:	466,290

Net investment income	595,027

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	9,634
In-kind redemptions (See Note 7)	336,881
Purchased options	60,387
Written options	8,883
Futures contracts	(716,313)

Net change in unrealized appreciation (depreciation) on transactions from:
Investments	224,010
Written options contracts	10,650
Futures contracts	(804,247)
Net realized and unrealized gain (loss) on investments	(870,115)

Net increase (decrease) in net assets resulting from operations	$(275,088)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$595,027	$1,709,848
Net realized gain (loss) on:
Investments, options, and futures contracts	(637,409)	2,446,014
In-kind redemptions	336,881	--
Net change in unrealized appreciation on investments and futures contracts	(569,587)	(5,865,452)
Net increase (decrease) in net assets resulting from operations	(275,088)	(1,709,590)

Distributions to shareholders from:
Net investment income - Class I	(790)	(18,322)
Net investment income - Class Y	(665,974)	(2,155,838)
Total distributions	(666,764)	(2,174,160)

Capital share transactions:
Shares sold:
Class I	--	--
Class Y	--	59,967,113
Shares reinvested:
Class I	785	18,287
Class Y	620,992	2,141,950
Shares redeemed:
Class I	--	(1,725,728)
Class Y	(107,888,790)	(85,264,784)
Decrease in net assets from capital share transactions	(107,267,013)	(24,863,162)
		(28,746,912
Total decrease in net assets	(108,208,865)	(28,746,912)

Net Assets:
Beginning of period	169,033,162	197,780,074
End of period	$60,824,297	$169,033,162
Accumulated undistributed net investment income	$86,634	$158,371

Share Transactions:
Shares sold:
Class I	--	--
Class Y	--	6,552,097
Shares reinvested:
Class I	87	1,994
Class Y	68,715	233,578
Shares redeemed:
Class I	--	(190,268)
Class Y	(11,956,163)	(9,290,586)
Net decrease from share transactions	(11,887,361)	(2,693,185)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

CLASS I	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$9.04		$9.26		$9.41	$9.57	$9.67	$9.69

Investment Operations: Net investment income	0.04		0.07	(a)	0.04	0.13	0.19	0.25
Net realized and unrealized gain/(loss) on investments	(0.07)		(0.19)		(0.06)	(0.15)	(0.09)	0.04 (b)
Total from investment operations	(0.03)		(0.12)		(0.02)	(0.02)	0.10	0.29

Distributions from: Net investment income	(0.03)		(0.10)		(0.13)	(0.14)	(0.20)	(0.31)
Total distributions	(0.03)		(0.10)		(0.13)	(0.14)	(0.20)	(0.31)

Net Asset Value, End of Period	$8.98		$9.04		$9.26	$9.41	$9.57	$9.67
Total Return	-0.34%	(c)	-1.35%		-0.18%	-0.26%	1.08%	3.07%

Ratios/Supplemental Data Net assets, end of period (in 000's)	$246		$247		$1,997	$5,369	$5,630	$5,819
Ratio of expenses to average net assets Before fee waiver (Including interest expense)	1.43%	(d)	1.37%		1.33%	1.31%	1.09%	1.19%
After fee waiver (Including interest expense)	0.81%	(d)	0.76%		0.73%	0.80%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets: Before fee waiver	-0.07%	(d)	0.18%		0.43%	0.82%	1.69%	2.74%
After fee waiver	0.55%	(d)	0.79%		1.03%	1.33%	2.00%	3.14%
Portfolio turnover rate	60%	(c)	88%		51%	78%	82%	71%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.

(c)	Not annualized.
(d)	Annualized

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

CLASS Y	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net Asset Value, Beginning of Period	$9.07		$9.27		$9.42	$9.57	$9.67	$9.70
Investment Operations: Net investment income	0.05		0.09	(a)	0.12	0.15	0.21	0.33
Net realized and unrealized gain/(loss) on investments	(0.07)		(0.18)		(0.12)	(0.14)	(0.09)	(0.02)
Total from investment operations	(0.02)		(0.09)		0.00	0.01	0.12	0.31

Distributions from: Net investment income	(0.04)		(0.11)		(0.15)	(0.16)	(0.22)	(0.34)
Total distributions	(0.04)		(0.11)		(0.15)	(0.16)	(0.22)	(0.34)

Net Asset Value, End of Period	$9.01		$9.07		$9.27	$9.42	$9.57	$9.67
Total Return	-0.24%	(b)	-0.96%		0.02%	0.05%	1.30%	3.22%
Ratios/Supplemental Data Net assets, end of period (in 000's)	$60,578		$168,786		$195,783	$204,184	$220,902	$176,401
Ratio of expenses to average net assets: Before fee waiver (Including interest expense)	1.42%	(c)	1.39%		1.35%	1.31%	1.09%	1.19%
After fee waiver (Including interest expense)	0.60%	(c)	0.58%		0.54%	0.60%	0.56%	0.54%
Ratio of net investment income (loss) to average net assets: Before fee waiver	-0.06%	(c)	0.16%		0.51%	0.82%	1.65%	2.74%
After fee waiver	0.76%	(c)	0.97%		1.32%	1.53%	2.18%	3.39%
Portfolio turnover rate	60%	(b)	88%		51%	78%	82%	71%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements June 30, 2014
(Unaudited)

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

The Fund currently offers two share classes; Class I and Class Y. Class I shares were first offered to the public   when the Fund commenced operations on January 9, 2002. On May 1, 2007, the Fund commenced operations of Class Y shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the Fund as declared  by the Trustees. Expenses attributable to any class are borne by that class, and thus the net asset values per share of the classes may differ. On matters affecting only one class, only shareholders of that class may vote. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high  level of income over the long term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income and Expenses - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life  of the respective securities using the effective interest method. The investment income and expenses of the Fund (other than class specific expense waivers for shareholder service fees) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. As of December 31, 2013, the Fund’s most recent fiscal year, the Fund has made the following reclassifications on the Statement of Assets and Liabilities:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Paid-In Capital
$476,446	($476,446)	$0

The permanent differences relate to differing book and tax methods of accounting.

Use of Estimates - Preparation of financial statements in accordance with accounting principles generally accepted   in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could   differ from those estimates.

Redemption Fees – The Fund charges a 1.00% redemption fee on Class Y shareholders who redeem shares held for 120 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Options Transactions - The Fund utilizes options in an attempt to manage market or business risk or enhance returns.  When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the option written. When an option written expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option. With written options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the  fair value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. See additional detail regarding the Fund’s transactions in options in Note 4.

Futures Contracts and Options on Futures Contracts - The Fund is subject to securities price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on such futures contracts, to gain exposure to, or hedge against changes in the value of securities and interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets. See additional detail regarding the Fund’s transactions in futures contracts in Note 4.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of a security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. The securities sold are carried as assets in the financial statements and are measured at fair value. The proceeds of the sale are reported as liabilities and are carried at amortized cost. Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement. These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase transactions are leveraging transactions that may  increase the volatility of the Fund’s investment portfolio. Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on returns filed for open tax years ended December 31, 2011 through 2013, or to be taken on the Fund’s 2014 tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Offsetting Assets & Liabilities – The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The Fund’s policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts. During the six months ended June 30, 2014, the Fund was not subject to any master netting arrangements. For additional information regarding the offsetting of assets and liabilities at June 30, 2014, please reference the table in Note 4.

NOTE 3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities. In cases where the Adviser has decided that the price provided by      the pricing service does not accurately reflect fair value, the Adviser will value U.S. government and agency obligations based on a methodology which incorporates the security’s yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security’s call provisions. The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S. government securities (in the absence of trading volume in such Agency issued securities). The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries. A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost  method of valuation, which the Board has determined will represent fair value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Demand Notes, Commercial Paper and Certificates of Deposit – Short-term demand notes and certificates of deposit maturing within 60 days or less are stated at amortized cost, which approximates fair value, or using prices furnished by a pricing service using market inputs if their maturity is greater than 60 days. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other  pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair  value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods. To the extent that valuation of these securities   is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly. The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities. Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from municipal bond issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations*	$-	$36,876,761	$-	$36,876,761
U.S. Treasury Obligations	-	12,694,141	-	12,694,141

Money Market Funds	3,632,127	-	-	3,632,127
Purchased Options	33,594	-	-	33,594

Commercial Paper	-	5,544,745	-	5,544,745

Certificates of Deposit	-	1,757,995	-	1,757,995
Total	$3,665,721	$56,873,642	$-	$60,539,363
Written Options
Call Options	$19,531	$-	$-	$19,531
Put Options	17,188	-	-	17,188
Total	$36,719	-	$-	36,719
Other Financial Instruments**
Short Futures Contracts	$(28,780)	$-	$-	$(28,780)

* Refer to Schedule of Investments for further classifications of U.S. Government & Agency Obligations.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure
The following amounts were transfers in/(out) of Level 2 assets:

U.S. Government & Agency Obligations
Transfers into Level 2	$694,744
Transfers out of Level 2	(-)
Net transfers in and/or (out) of Level 2	$694,744

Transfers were made into Level 2 from Level 3 because securities which were priced utilizing the Adviser’s model are currently being priced by an independent third party service provider using observable inputs.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2013	$12,203,565	$12,203,565

Accretion/(Amortization)	(15,600)	(15,600)

Realized gain (loss)	(371,261)	(371,261)

Change in unrealized appreciation (depreciation)	285,190	285,190

Purchases	-	-

(Sales)	(11,407,150)	(11,407,150)

Transfers out of Level 3	(694,744)	(694,744)

Balance as of June 30, 2014	$-	$-

Transfers between levels are recognized as of the end of the reporting period.
There were no level 3 securities held in the Fund as of June 30, 2014.

NOTE 4. DERIVATIVES

The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts to hedge the portfolio from interest rate risk. The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise. The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

GAAP requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the  effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

The average monthly fair values of purchased and written options during the period ended June 30, 2014 was $18,848 and $10,612 respectively. The average monthly notional amount of short futures contracts during the period ended June 30, 2014 was $60,463,155.

Transactions in written options contracts and the respective premium amounts for the six months ended June 30, 2014, are as follows:

	Number of Contracts	Premiums Received
Outstanding at December 31, 2013	-	$-
Options written	775	141,932
Options closed	(550)	(86,714)
Options expired	(125)	(7,849)
Options exercised	-	-
Outstanding at June 30, 2014	100	$47,369

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Values of Derivative Instruments as of June 30, 2014 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments	Location	Fair Value	Location	Fair Value

Interest Rate Contracts - Options	Investments, at fair value	$33,594	Options written, at fair value	$(36,719)
Interest Rate Contracts – Futures*	N/A	$-	Net Assets – unrealized depreciation on futures contracts	$(28,780)
Total		$33,594		$(65,499)

*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Short Futures Contracts. The current day's variation margin is reported within the Statement of Assets and Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2014:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging	Purchased	Written	Futures
instruments	Options	Options	Contracts	Total
Interest Rate Contracts	$60,387	$8,883	$(716,313)	$(647,043)
Total	$60,387	$8,883	$(716,313)	$(647,043)

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Total
Interest Rate Contracts	$(12,787)	$10,650	$(804,247)	$(806,384)
Total	$(12,787)	$10,650	$(804,247)	$(806,384)

The table below shows the offsetting assets and liabilities relating to the written options and futures contracts shown on the Statement of Assets and Liabilities.

    Liabilities:

				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assts and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount

Description
Written Options	$36,719	$-	$36,719	$-	$36,719
Futures Contracts	$15,617	$-	$15,617	$-	$15,617	$-
	$52,336	$-	$52,336	$-	$52,336	$-

For additional information, please reference to the “Offsetting Assets and Liabilities” section in Note 2.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person Trustees, and extraordinary expenses including litigation to which the Fund      may be a party. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund  is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the  Fund’s expenses, except those specified above, are paid by the Adviser. For the period from May 1, 2013 through April 30, 2014, the Adviser contractually agreed to limit Fund expenses as follows: (a) to waive management fees for that period in the amount of 0.61% of the average daily net assets of Class I, provided the Fund pays all of the operating expenses it incurs in connection with Class I, except for (i) distribution expenses and (ii) fees (but not out- of-pocket expenses) payable for accounting, administration and transfer agent services; and (b) to waive  management fees for that period in the amount of 0.61% of the average daily net assets of Class Y and waive shareholder service fees for that period in the amount of 0.20% of the average daily net assets of Class Y, provided the Fund pays all of the operating expenses it incurs in connection with Class Y, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable for accounting, administration and transfer agent services; provided, however, that the Fund shall never pay more operating expenses under this agreement for the period for either Class than it would pay if this agreement were not in effect.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Fund expenses for the period May 1, 2014 through April 30, 2015 as follows: (a) to waive management fees for that period in the amount of 0.66% of the average daily net assets of Class I, provided the Fund pays all of the operating expenses it incurs in connection with Class I, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable  for accounting, administration and transfer agent services; and (b) to waive management fees for that period in the amount of 0.66% of the average daily net assets of Class Y and waive shareholder service fees for that period in the amount of 0.20% of the average daily net assets of Class Y, provided the Fund pays all of the operating expenses it incurs in connection with Class Y, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable for accounting, administration and transfer agent services; provided, however, that the Fund shall never pay more operating expenses under this agreement for the period for either Class than it would pay if this agreement were not in effect.

The Fund adopted a shareholder services plan for each share class (collectively, the “Plans”) under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each share class pays the Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets. The Plans are compensation plans, which mean that payments are made to the Adviser regardless of its shareholder servicing expenses actually incurred. Therefore, payments under a Plan may exceed shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess. For the six months ended June 30. 2014, the service fees incurred were $306 and $195,084 for Classes I and Y, respectively. For the six months ended June 30, 2014 the Adviser waived service fees totaling $156,068 for Class Y shares. At June 30, 2014, the service fees payable were $6,121.

The Fund is not obligated to reimburse the Adviser for any fees or expenses waived in previous fiscal years. For the six months ended June 30, 2014, the Adviser earned a fee of $781,560 from the Fund. For the six months ended  June 30, 2014, the Adviser waived fees and expenses totaling $766 for Class I and $644,647 inclusive of the aforementioned service fee waiver, for Class Y. At June 30, 2014, the Fund owed the Adviser $41,351 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. The Adviser paid all (but not out-of-pocket expenses) fees payable for administrative, transfer agency and fund accounting services, as well as, all the distributor fees on behalf of the Fund. Quasar Distributors, LLC, (the Distributor) acts as the principal  distributor of the Fund’s shares. The Distributor is an affiliate of USBFS and US. Bank, N.A.

NOTE 6. INVESTMENTS

For the six months ended June 30, 2014, purchases and sales of investment securities, other than short-term investments (money market funds, options, futures, commercial paper and certificate of deposits) were as follows:

Purchases	Amount
U.S. Government Obligations	$66,648,168
Other	-

Sales
U.S. Government Obligations	$145,531,435
Other	-

NOTE 7. IN-KIND REDEMPTIONS

During the six months ended June 30, 2014, the Fund realized $336,881 of net capital gains resulting from in-kind redemptions. A shareholder exchanged fund shares for securities held by the fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains and losses to paid-in-capital. Such reclassification has no effect on the Fund’s net assets.

NOTE 8. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2013, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$167,974,925

Gross tax unrealized appreciation	1,119,336

Gross tax unrealized depreciation	(1,090,109)

Net tax unrealized appreciation on investments	29,227

Undistributed ordinary income	158,371

Undistributed long-term capital gains	-

Total distributable earnings	158,371

Other accumulated gains/(losses)	(17,166,832)

Total accumulated earnings (losses)	$(16,979,234)

The capital loss carryforwards at December 31, 2013, which may be carried over to offset future capital gains and their year of expiration are as follows:

Capital Loss Carryforward	Expiration
$ 724,416	12/31/2014
1,563,354	12/31/2015
115,204	12/31/2016
3,747,826	12/31/2017
2,671,378	12/31/2018
8,344,654	Unlimited
17,166,832

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result of this ordering rule, pre- enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Of the $8,344,654 of capital loss carryforwards which do not have an expiration,
$4,925,582 are characterized as short-term and $3,419,072 are characterized as long-term.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.03 per share for Class I and $0.04 per share for Class Y during the six months ended June 30, 2014. The tax character of distributions paid during 2014 and 2013 for the Fund was as follows:

	Six Months Ended June 30, 2014 (Unaudited)		Fiscal Year Ended December 31, 2013
	Class I	Class Y	Class	Class Y

Distributions paid from:
Ordinary Income	$790	$665,974	$18,322	$2,155,838
Long-term Capital Gain	-	-	-	-

NOTE 10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2014, TD Ameritrade Inc. for the benefit of its customers owned 100% of the outstanding shares of Class I. As of June 30, 2014, the District School Board of Pinellas County, Florida owned 59.6% of the outstanding shares of Class Y.

NOTE 11. RENEWAL OF MANAGEMENT AGREEMENT

Renewal of the management agreement between the Adviser and the Trust (the “Agreement”) was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Agreement (the “Independent Trustees”), at an in-person meeting held on February 21, 2014. The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance, total operating expenses and advisory fees of other funds with similar objectives and asset levels (the “peer group”). The Board then reviewed the materials provided by the Adviser in advance of the meeting, which included, among other items, a description of the Adviser’s services to the Fund and other clients, a representation that there have been no changes in the Adviser’s corporate structure or business activities or personnel that would impact services provided to the Fund, a description of the compensation received by the Adviser from the Fund and a discussion concerning the profitability of the Fund to the Adviser (collectively, the “Report”).

As to the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed information provided in the Report regarding the Adviser’s business, personnel and management style. They noted that the Adviser continued to be proactive in taking steps to compete with other funds, including the use of futures contracts and short sales in an attempt to manage the duration of the Fund, which had been successful in preserving principal, consistent with the Fund’s objective. They also noted that the Adviser had recently revised its strategy to allow for better hedging and more consistent net asset value. Although these investment techniques require more time and diligence from the Adviser, the Trustees noted that the techniques have been instrumental in successfully managing the Fund through varying interest rate environments and yield curves. For example, the Adviser has used interest rate futures to hedge the Fund’s interest rate-sensitive assets from rising rates while realizing gains when the underlying interest rates rise. In addition, implementing this type of interest rate futures strategy has allowed the Adviser to maintain the Fund’s competitive yield versus money market funds while not taking significant additional risk to the NAV. The Trustees also noted that they reviewed the Adviser’s brokerage policies on a regular basis and had received a certification from the Adviser regarding its Code of Ethics. They noted that they had also reviewed the Adviser’s Form ADV Part II, which described the educational and professional background of the Adviser’s investment personnel and reviewed the Adviser’s profit and loss statements for calendar year 2013 and year to date through February 12, 2014 and its balance sheets as of December 31, 2013 and as of February 12, 2014. The Trustees discussed the terms of the Management Agreement, and concluded that the nature and extent of services required of the Adviser were reasonable and consistent with the Board’s expectations. The Trustees concluded that the Adviser has the resources to provide high quality advisory services to the Fund.

As for the investment performance for the Adviser, the Trustees reviewed information provided in the Report regarding the performance of the Fund, as compared to a peer group of Short-Term Government Bond Funds (45 funds) and a peer group of Ultrashort Bond Funds (51 funds). A representative of the Adviser indicated that there is no good peer group for the Fund -- the Fund falls between the two peer groups, as there is no ultra-short category for Government Funds. The Fund has a duration similar to the Ultrashort Bond Funds (but does not have the credit risk), and has a credit risk similar to Short-Term Government Bond Funds (but has a shorter duration). The     representative indicated that the peer group information had been obtained from Morningstar, and he pointed out   that for the 12-month period ended December 31, 2013, the Fund had underperformed the Ultrashort Bond Fund   peer group because funds with credit risk performed better, and had underperformed the Short-Term Government Fund peer group because of the Fund’s shorter duration. He emphasized that the markets are almost at zero return, which makes it difficult to generate yield without taking what he considers to be excessive downside risk. He  pointed out that the Fund’s risk-adjusted return, as measured by its Sharpe ratio, was in the lowest decile for both peer groups, but noted that the ratio had been impacted by the write-down of certain auction rate securities and litigation expenses relating to the auction rate securities. He noted that the Fund will have a better relative Sharpe ratio when rates are going up, and a worse relative Sharpe ratio when rates are stable or going down. He also noted, in particular, that the Funds’ Sharpe ratio and return have been hurt by the low yield environment. Both are going to be more impacted by any depreciation in the portfolio, which can be caused by the hedge being off slightly. He stated that the Sharpe ratio is magnified on the downside because the Fund is trying to protect capital. The representative then pointed out that the Fund is achieving its returns with substantially less volatility than its competitors. He referred the Trustees to information showing that the Fund’s standard deviation was ranked in the top 5% for lowest volatility among Short-Term Government Bond funds for 2013, and the top 40% among  Ultrashort Bond funds. The Trustees also reviewed the information provided in the Report regarding the  performance of the Fund as compared to the One-Year Constant Maturing Treasury index (“CMT”), noting that the Fund’s Class I shares had outperformed the CMT over the 5-year, 10-year and since-inception periods, although   both classes had underperformed over more recent periods. After discussion, the Trustees concluded that the Adviser’s performance was acceptable, particularly as opposed to the CMT index. They noted, in particular, that the Fund was likely to underperform its peer groups and benchmark in low rate environments, and that the Fund’s underperformance to a large part was a result of the Fund’s focus on preservation of capital, which they understood is a primary concern of shareholders.

As to the cost of the services provided by the Adviser, the Trustees noted that because the Adviser continues to pay a large portion of the Fund’s expenses out of the advisory fee, it was more appropriate to compare the Fund’s management fee, net of Fund expenses paid under the waiver arrangement, with the management fees paid by other funds. The Trustees then reviewed the information in the Report showing that the Fund’s blended net fee to the Adviser was 36 basis points in 2013, as compared to the average management fee for the peer groups of 36 and 37 basis points, respectively. After discussion, the Trustees concluded that the advisory fee was reasonable. The Trustees also reviewed a profitability analysis prepared by the Adviser that detailed the cost to the Adviser of providing services to the Fund and the profitability to the Adviser of the services provided to the Fund. It was the consensus of the Trustees, based on the information provided, that the Adviser’s profitability was reasonable and that there were no significant economies of scale being realized by the Adviser at this time. The Trustees also reviewed information regarding the Adviser’s receipt of research information from brokers with whom Fund transactions are executed and, in particular, soft dollar credits received on transactions executed on behalf of the Fund. The Trustees discussed the value of such research to the Adviser and its use in managing the Fund.

The Trustees also considered the fact that the Adviser has been waiving fees for the Fund to maintain expenses at current levels. They also noted that the Adviser was proposing to increase its fee waiver by 5 basis points, which would directly benefit shareholders.

The Trustees also discussed the written materials that they had received before the meeting and the Adviser’s oral presentation and other information that the Board received at the meeting, and deliberated on the approval of the continuation of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. After further discussion, and based upon all of the above- mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees unanimously determined that   the continuation of the Management Agreement for an additional year was in the best interests of the Fund and its shareholders.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30   of each year are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents   filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

The Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

TRUSTEES AND OFFICERS

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling (866) 329-2673 or by visiting the WY Funds website at www.corefund.net.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
M. Brent, Wertz, President & Treasurer
Brian McMillin, Secretary
David E. Scott, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund‘s prospectus which contains information about the Fund‘s management fee and expenses. Please read the prospectus carefully before investing. Distributed by Quasar Distributors, LLC, (08/14).

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title)*/s/M. Brent Wertz
                                            M. Brent Wertz, President

Date   09/02/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/M. Brent Wertz
                                             M. Brent Wertz, President

Date    09/02/2014

By (Signature and Title)* /s/M. Brent Wertz
                                              M. Brent Wertz, Treasurer

Date   09/02/2014

* Print the name and title of each signing officer under his or her signature.